Reportable Segments (Schedule of Reportable Segments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
United States	$ 735.3		$ 447.5		$ 242.8
Foreign	1,794.6		2,268.0		1,996.4
Total	2,529.9		2,715.5		2,239.2
Operating (loss) income	57.2		(1,300.5)		21.1
Interest expense	135.3		77.2		29.0
Depreciation and amortization	246.9		227.1		164.8
Capital expenditures	485.9		1,050.6		632.1
Construction of solar energy systems	346.9		598.1		280.1
Revenues	1,794.6		2,268.0		1,996.4
Long-Lived Assets	2,673.0		2,393.1
Semiconductor Materials [Member]
Segment Reporting Information [Line Items]
Total	917.5		1,023.1		992.6
Operating (loss) income	(5.0)		(31.1)		68.2
Interest expense	(1.2)		(1.6)		3.2
Depreciation and amortization	121.6		124.2		108.8
Capital expenditures	75.1		144.6		150.4
Solar Energy [Member]
Segment Reporting Information [Line Items]
Total	1,612.4		1,692.4		1,246.6
Operating (loss) income	162.2		(1,144.0)		76.2
Interest expense	76.5		35.5		25.8
Depreciation and amortization	119.3		102.9		56.0
Capital expenditures	401.9	[1]	901.4	[1]	479.6	[1]
Construction of solar energy systems	346.9		598.1		280.1
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	6.0		0		0
Capital expenditures	8.9		4.6		2.1
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operating (loss) income	(100.0)		(125.4)		(123.3)
Interest expense	60.0		43.3		0
UNITED STATES
Segment Reporting Information [Line Items]
Long-Lived Assets	1,510.0		975.2
CHINA
Segment Reporting Information [Line Items]
Revenues	82.8		598.8		415.8
JAPAN
Segment Reporting Information [Line Items]
Long-Lived Assets	120.9		165.3
KOREA
Segment Reporting Information [Line Items]
Revenues	198.8		237.1		176.9
TAIWAN
Segment Reporting Information [Line Items]
Revenues	408.4		530.0		549.4
Long-Lived Assets	231.7		255.4
ITALY
Segment Reporting Information [Line Items]
Revenues	234.2		375.6		385.3
Long-Lived Assets	215.9		427.5
CANADA
Segment Reporting Information [Line Items]
Revenues	248.6		104.9		4.4
SPAIN
Segment Reporting Information [Line Items]
Revenues	175.8		42.3		2.0
Other Foreign Countries [Member]
Segment Reporting Information [Line Items]
Revenues	446.0		379.3		462.6
Long-Lived Assets	$ 594.5		$ 569.7

[1]	Consists primarily of construction of solar energy systems of $346.9 million, $598.1 million and $280.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.